Deferred income tax assets and liabilities - Narrative (Details) - EUR (€)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	€ 19,582,000	€ 34,564,000	€ 49,376,000
Unused tax asset carried forward, deferred tax asset	19,100,000
Unused tax losses carried forward	382,700,000	220,900,000	215,000,000
Deferred income tax asset	30,592,000	12,349,000	10,864,000
Unused tax losses for which no deferred tax asset recognised	382,726,000	220,894,000	215,037,000
Deductible temporary differences for which no deferred tax asset is recognised	254,087,000	206,377,000	193,484,000
Tax value of loss carry-forwards recognized
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	0	0	0
Gross Tax Loss Carryforward	128,600,000	14,500,000	21,600,000
Deferred income tax asset	23,405,000	3,939,000	4,645,000
Unused tax losses for which no deferred tax asset recognised	€ 254,100,000	€ 206,400,000	€ 193,500,000